Fair Value of financial instruments- Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Letter Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 31	$ 24
Commitments To Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 9,500	$ 9,300